[LOGO]                                    MONY LIFE INSURANCE COMPANY OF AMERICA
                                          1290 Avenue of the Americas
                                          New York NY 10104


                                          WILLIAM EVERS
                                          Vice President and Counsel
                                          212-314-5027
                                          Fax: 212-314-3959


September 7, 2007


Via EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re: MONY America Variable Account L (the "Registrant") Registration Nos. 333-104162 and 811-04234; 333-06071 and 811-04234; 333-72596 and
          811-04234; 333-72578 and 811-04234; 333-56969 and 811-04234; 333-64417
          and 811-04234; 033-82570 and 811-04234; 002-95990 and 811-04234;
          and 333-134304 and 811-04234 (MONY Variable Universal Life - 2003; Corporate Sponsored Variable Universal Life; MONY Variable Universal Life - 2002; MONY Survivorship Variable Universal Life; MONY Custom Equity Master; MONY Custom Estate Master; The MONYEquity Master; The Strategist; and Incentive Life Legacy, respectively.)

Commissioners:

MONY Life Insurance Company of America ("MONY America"), on behalf of the Registrant, has sent to contract owners semi-annual reports for the period ended June 30, 2007 for the following mutual funds in which the Registrant invests:

o   AIM VARIABLE INSURANCE FUNDS - Underlying Funds:
    - AIM V.I. Basic Value Fund
    - AIM V.I. Financial Services Fund
    - AIM V.I. Global Health Care Fund
    - AIM V.I. Mid Cap Core Equity Fund
    - AIM V.I. Technology Fund

o   THE ALGER AMERICAN FUND - Underlying Funds:
    - Alger American Balanced Portfolio
    - Alger American MidCap Growth Portfolio

o   AXA PREMIER VIP TRUST - Underlying Funds:
    - AXA Aggressive Allocation Portfolio
    - AXA Conservative Allocation Portfolio
    - AXA Conservative-Plus Allocation Portfolio
    - AXA Moderate Allocation Portfolio
    - AXA Moderate-Plus Allocation Portfolio
    - Multimanager Aggressive Equity Portfolio
    - Multimanager Core Bond Portfolio
    - Multimanager Health Care Portfolio
    - Multimanager High Yield Portfolio
    - Multimanager International Equity Portfolio
    - Multimanager Large Cap Core Equity Portfolio
    - Multimanager Large Cap Growth Portfolio
    - Multimanager Large Cap Value Portfolio
    - Multimanager Mid Cap Growth Portfolio
    - Multimanager Mid Cap Value Portfolio
    - Multimanager Small Cap Growth Portfolio
    - Multimanager Small Cap Value Portfolio
    - Multimanager Technology Portfolio

o   DREYFUS INVESTMENT PORTFOLIOS
    - Small Cap Stock Index Portfolio

o   DREYFUS STOCK INDEX FUND, INC.
    - Dreyfus Stock Index Fund, Inc.

o   DREYFUS VARIABLE INVESTMENT FUND - Underlying Funds:
    - Appreciation Portfolio

o   EQ ADVISORS TRUST - Underlying Funds:
    - EQ/AllianceBernstein Common Stock Portfolio
    - EQ/AllianceBernstein Growth and Income Portfolio
    - EQ/AllianceBernstein Intermediate Government Securities Portfolio
    - EQ/AllianceBernstein International Portfolio
    - EQ/AllianceBernstein Large Cap Growth Portfolio
    - EQ/AllianceBernstein Quality Bond Portfolio
    - EQ/AllianceBernstein Small Cap Growth Portfolio
    - EQ/AllianceBernstein Value Portfolio
    - EQ/Ariel Appreciation II Portfolio
    - EQ/AXA Rosenberg Value Long/Short Equity Portfolio
    - EQ/BlackRock Basic Value Equity Portfolio
    - EQ/BlackRock International Value Portfolio
    - EQ/Bond Index Portfolio
    - EQ/Boston Advisors Equity Income Portfolio
    - EQ/Calvert Socially Responsible Portfolio
    - EQ/Capital Guardian Growth Portfolio
    - EQ/Capital Guardian Research Portfolio
    - EQ/Capital Guardian U.S. Equity Portfolio
    - EQ/Caywood-Scholl High Yield Bond Portfolio
    - EQ/Enterprise Moderate Allocation Portfolio
    - EQ/Equity 500 Index Portfolio
    - EQ/Evergreen International Bond Portfolio
    - EQ/Evergreen Omega Portfolio
    - EQ/FI Mid Cap Portfolio
    - EQ/GAMCO Mergers and Acquisitions Portfolio
    - EQ/GAMCO Small Company Value Portfolio
    - EQ/Government Securities Portfolio
    - EQ/International Growth Portfolio
    - EQ/Janus Large Cap Growth Portfolio
    - EQ/JPMorgan Core Bond Portfolio
    - EQ/JPMorgan Value Opportunities Portfolio
    - EQ/Legg Mason Value Equity Portfolio
    - EQ/Long Term Bond Portfolio
    - EQ/Lord Abbett Growth and Income Portfolio
    - EQ/Lord Abbett Large Cap Core Portfolio
    - EQ/Lord Abbett Mid Cap Value Portfolio
    - EQ/Marsico Focus Portfolio
    - EQ/Money Market Portfolio
    - EQ/Montag & Caldwell Growth Portfolio
    - EQ/PIMCO Real Return Portfolio
    - EQ/Short Duration Bond Portfolio
    - EQ/Small Company Index Portfolio
    - EQ/TCW Equity Portfolio
    - EQ/UBS Growth and Income Portfolio
    - EQ/Van Kampen Comstock Portfolio
    - EQ/Van Kampen Emerging Markets Equity Portfolio
    - EQ/Van Kampen Mid Cap Growth Portfolio
    - EQ/Van Kampen Real Estate Portfolio
    - EQ/Wells Fargo Montgomery Small Cap Portfolio
    - MarketPLUS International Core Portfolio
    - MarketPLUS Large Cap Core Portfolio
    - MarketPLUS Large Cap Growth Portfolio
    - MarketPLUS Mid Cap Value Portfolio

o   FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS - Underlying Funds:
    - Asset Manager Portfolio
    - Contrafund(R) Portfolio
    - Growth Portfolio
    - Growth and Income Portfolio
    - Growth Opportunities Portfolio

o   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS - Underlying Funds:
    - Franklin Income Securities Fund
    - Franklin Rising Dividends Securities Fund
    - Franklin Zero Coupon Fund 2010

o   JANUS ASPEN SERIES - Underlying Funds:
    - Balanced Portfolio
    - Flexible Bond Portfolio
    - Forty Portfolio
    - International Growth Portfolio
    - Mid Cap Growth Portfolio
    - Mid Cap Value Portfolio
    - Worldwide Growth Portfolio

o   MFS VARIABLE INSURANCE TRUST - Underlying Funds:
    - MFS Mid Cap Growth Series
    - MFS New Discovery Series
    - MFS Total Return Series
    - MFS Utilities Series

o   OLD MUTUAL INSURANCE SERIES FUND - Underlying Funds:
    - Old Mutual Select Value Portfolio

o   OPPENHEIMER VARIABLE ACCOUNT FUNDS - Underlying Funds:
    - Oppenheimer Global Securities Fund/VA
    - Oppenheimer Main Street Fund/VA

o   PIMCO VARIABLE INSURANCE TRUST - Underlying Funds:
    - Global Bond Portfolio (Unhedged)
    - StocksPLUS Growth & Income Portfolio

o   T. ROWE PRICE EQUITY SERIES, INC. - Underlying Funds:
    - Equity Income Portfolio
    - New America Growth Portfolio
    - Personal Strategy Balanced Portfolio

o   THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - Underlying Funds:
    - Core Plus Fixed Income Portfolio
    - Emerging Markets Debt Portfolio
    - Equity Growth Portfolio
    - Global Value Equity Portfolio
    - U.S. Real Estate Portfolio
    - Value Portfolio

o   VAN ECK WORLDWIDE INSURANCE TRUST - Underlying Funds:
    - Worldwide Bond Fund
    - Worldwide Emerging Markets Fund
    - Worldwide Hard Assets Fund

Some of the funds listed above may not be available under every contract offered by the Registrant.

MONY America understands that the Funds have filed or will file their semi-annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at 212-314-5027.

Very truly yours,


/S/ WILLIAM EVERS
-----------------
William Evers